Expense Example - AB All China Equity Portfolio	Feb. 26, 2021 USD ($)
Advisor Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	1,574
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	571
Expense Example, with Redemption, 3 Years	891
Expense Example, with Redemption, 5 Years	1,233
Expense Example, with Redemption, 10 Years	$ 2,198